Leases - Disclosure of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 30,352	$ 29,256
Ending balance	30,001	30,352
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,726	4,150
Ending balance		4,726
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,726
Ending balance	4,553	4,726
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	86,836	83,612
Additions	4,629	5,961
Business acquisitions/(business disposition)	266	(195)
Reclassified to assets held for sale	(11)	(18)
Ending balance	88,537	86,836
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,045	7,812
Additions		1,561
Transfers		(219)
Business acquisitions/(business disposition)		(20)
Lease terminations		(52)
Impairment losses recognized in earnings		(30)
Ending balance		9,045
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,045
Additions	771
Transfers	(250)
Business acquisitions/(business disposition)	140
Lease terminations	(190)
Impairment losses recognized in earnings	(86)
Reclassified to assets held for sale	(10)	(7)
Ending balance	9,420	9,045
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(56,484)	(54,356)
Business acquisitions/(business disposition)		(18)
Reclassified to assets held for sale		(6)
Ending balance	(58,536)	(56,484)
Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,319)	(3,662)
Depreciation		789
Transfers		(114)
Business acquisitions/(business disposition)		(3)
Lease terminations		(15)
Ending balance		(4,319)
Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,319)
Depreciation	848
Transfers	(133)
Lease terminations	(167)
Ending balance	(4,867)	(4,319)
Network infrastructure and equipment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,168	1,889
Ending balance		2,168
Network infrastructure and equipment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,168
Ending balance	2,024	2,168
Network infrastructure and equipment | Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,271	3,693
Additions		832
Transfers		(215)
Business acquisitions/(business disposition)		0
Lease terminations		(37)
Impairment losses recognized in earnings		0
Ending balance		4,271
Network infrastructure and equipment | Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Additions	444
Transfers	(245)
Business acquisitions/(business disposition)	0
Lease terminations	(49)
Impairment losses recognized in earnings	0
Reclassified to assets held for sale	0	(2)
Ending balance	4,421
Network infrastructure and equipment | Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,103)	(1,804)
Depreciation		425
Transfers		(113)
Business acquisitions/(business disposition)		0
Lease terminations		(13)
Ending balance		(2,103)
Network infrastructure and equipment | Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	464
Transfers	(135)
Lease terminations	(35)
Ending balance	(2,397)
Land and buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,558	2,261
Ending balance		2,558
Land and buildings | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,558
Ending balance	2,529	2,558
Land and buildings | Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,774	4,119
Additions		729
Transfers		(4)
Business acquisitions/(business disposition)		(20)
Lease terminations		(15)
Impairment losses recognized in earnings		(30)
Ending balance		4,774
Land and buildings | Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Additions	327
Transfers	(5)
Business acquisitions/(business disposition)	140
Lease terminations	(141)
Impairment losses recognized in earnings	(86)
Reclassified to assets held for sale	(10)	(5)
Ending balance	4,999
Land and buildings | Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,216)	(1,858)
Depreciation		364
Transfers		(1)
Business acquisitions/(business disposition)		(3)
Lease terminations		(2)
Ending balance		$ (2,216)
Land and buildings | Accumulated depreciation | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	384
Transfers	2
Lease terminations	(132)
Ending balance	$ (2,470)